Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions used for fair value measurement of liabilities

	December 31,	December 31,
	2025	2024
Expected term	0.13 - 1 year	0.29 years
Risk-free interest rate	4.02% - 4.34%	4.15%
Stock price at valuation date	$5.34 - 11.7	$4.38
Expected average volatility	60.5% - 146.5%	95.41%
Expected dividend yield	–	–

Schedule of changes in the derivative liabilities

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2023	$–
Addition of new derivatives recognized as debt discounts	645,457
Addition of new derivatives recognized as loss on derivatives	409,776
Balance - December 31, 2024	$1,055,233
Addition of new derivatives recognized as debt discounts	1,027,000
Settled on issuance of common stock	(2,481,000)
Reclassification to additional paid in capital	(1,604,000)
Loss on change in fair value of the derivative liability	2,002,767
Balance - December 31, 2025	$–